Condensed financial information of Tata Motors Limited and subsidiaries	12 Months Ended
Mar. 31, 2018
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Condensed financial information of Tata Motors Limited and subsidiaries

Schedule 1

Condensed Financial Information of Tata Motors Limited

(“Parent Company”)

on a standalone basis

A.	Balance Sheet

	As at March 31,
	2018		2018	2017
	(In millions)
ASSETS:
Current assets:
Cash and cash equivalents	US$	83.9	Rs.5,465.3	Rs.1,883.9
Short-term deposits		—	0.7	110.7
Finance receivables		2.4	157.9	161.9
Trade receivables		534.1	34,811.4	21,280.0
Investments		380.3	24,789.3	24,009.2
Other financial assets		163.0	10,624.7	4,025.3
Inventories		863.0	56,246.4	55,044.2
Other current assets		216.8	14,130.6	18,075.9
Assets classified as held for sale		34.3	2,233.3	—
Investments in equity accounted investees (held for sale)		3.7	238.5	—
Current income tax assets		11.3	737.0	1,293.1

Total current assets		2,292.8	149,435.1	125,884.2

Non-current assets:
Investments		47.6	3,101.5	5,283.1
Other financial assets		143.6	9,362.0	5,859.3
Property, plant and equipment		2,217.2	144,507.4	150,045.3
Goodwill		15.2	990.9	990.9
Intangible assets		1,094.4	71,324.7	81,397.4
Investments in subsidiaries, joint ventures and equity accounted investees		2,214.2	144,307.3	148,101.4
Non-current income tax assets		100.5	6,548.9	7,245.8
Other non-current assets		192.5	12,544.8	12,947.8

Total non-current assets		6,025.2	392,687.5	411,871.0

Total assets	US$	8,318.0	Rs.542,122.6	Rs.537,755.2

LIABILITIES AND EQUITY:
Liabilities:
Current liabilities:
Accounts payable		1,481.8	96,579.3	73,229.8
Acceptances		738.7	48,145.8	43,792.9
Short-term borrowings and current portion of long-term debt		882.0	57,486.5	58,795.3
Other financial liabilities		241.1	15,712.3	16,533.6
Provisions		130.4	8,501.8	4,679.8
Other current liabilities		283.1	18,453.7	17,753.2
Current income tax liabilities		3.3	217.7	806.4

Total current liabilities		3,760.4	245,097.1	215,591.0

Non-current liabilities:
Long-term debt		2,017.0	131,458.6	136,766.5
Other financial liabilities		33.1	2,158.8	7,103.6
Deferred income taxes		23.7	1,546.1	971.9
Provisions		148.5	9,678.2	8,507.1
Other liabilities		23.6	1,537.7	1,805.3

Total non-current liabilities		2,245.9	146,379.4	155,154.4

Total liabilities		6,006.3	391,476.5	370,745.4

Equity:
Ordinary shares		88.6	5,775.1	5,775.1
‘A’ Ordinary shares		15.6	1,017.1	1,017.1
Additional paid-in capital		4,043.7	263,549.0	263,549.0
Reserves		(1,854.8)	(120,909.9)	(104,245.7)
Other components of equity		18.6	1,214.8	914.3

Equity attributable to shareholders of Tata Motors Limited		2,311.7	150,646.1	167,009.8
Non-controlling interests		—	—	—

Total equity		2,311.7	150,646.1	167,009.8

Total liabilities and equity	US$	8,318.0	Rs.542,122.6	Rs.537,755.2

B.	Income Statement

	Year ended March 31,
	2018		2018		2017		2016
	(In millions, except per share amounts)
Revenues	US$	8,855.2	Rs.	577,137.6	Rs.	426,155.0	Rs.	428,526.9
Finance revenues		0.2		11.2		19.4		28.0

Total revenues		8,855.4		577,148.8		426,174.4		428,554.9
Change in inventories of finished goods and work-in-progress		128.0		8,343.3		(2,533.0)		135.3
Purchase of products for sale		730.7		47,624.1		39,459.7		41,019.7
Raw materials, components, and consumables		5,689.1		370,789.8		277,313.2		249,998.9
Employee cost		575.4		37,499.1		36,261.4		31,883.3
Depreciation and amortization		450.3		29,351.4		34,798.3		25,804.5
Other expenses		1,444.5		94,144.6		99,055.2		89,732.9
Expenditure capitalized		(130.9)		(8,533.1)		(9,414.8)		(10,344.0)
Assets written off/loss on sale of assets and others (net)		300.7		19,601.2		9,749.0		5,523.1
Other (income)/loss (net)		(309.1)		(20,148.8)		(13,269.6)		(22,654.0)
Foreign exchange (gain)/loss (net)		2.2		143.9		(2,698.5)		2,635.9
Interest income		(60.2)		(3,926.0)		(1,846.5)		(2,637.8)
Interest expense (net)		270.8		17,650.5		15,901.5		14,955.5

Net income before tax		(236.1)		(15,391.2)		(56,601.5)		2,501.6
Income tax expense		(21.2)		(1,382.5)		(1,674.5)		198.8

Net income	US$	(257.3)	Rs.	(16,773.7)	Rs.	(58,276.0)	Rs.	2,700.4

Statement of Comprehensive Income

	Year ended March 31,
	2018		2018	2017	2016
	(In millions)
Net income	US$	(257.3)	Rs.(16,773.7)	Rs. (58,276.0)	Rs. 2,700.4
Other comprehensive income :
(i) Items that will not be reclassified subsequently to profit and loss :
Remeasurement gains and (losses) on defined benefit obligations (net)		1.6	105.0	101.8	207.7
Income tax relating to items that will not be reclassified subsequently		(0.6)	(35.9)	(37.9)	(57.3)

		1.0	69.1	63.9	150.4

(ii) Items that may be reclassified subsequently to profit and loss :
Gain/(loss) on cash flow hedges (net)		(3.4)	(220.2)	59.2	(139.7)
Available-for-sale investments		6.9	451.5	654.1	101.6
Income tax relating to items that will be reclassified		1.1	69.2	(20.5)	46.8

		4.6	300.5	692.8	8.7

Other comprehensive income/(loss) for the year, net of tax (i+ii)		5.6	369.6	756.7	159.1

Total comprehensive income for the year	US$	(251.7)	Rs. (16,404.1)	Rs. (57,519.3)	Rs. 2,859.5

C.	Statement of Cash Flows

	Year ended March 31,
	2018		2018	2017	2016
	(In millions)
Cash flows from operating activities:
Net income	US$	(257.4)	Rs. (16,773.7)	Rs. (58,276.0)	Rs. 2,700.4
Adjustments for:
Depreciation and amortization expense		450.3	29,351.4	34,798.3	25,804.5
Inventory write-down		24.9	1,623.3	1,802.7	1,363.3
Allowances for trade and other receivables		(16.8)	(1,091.9)	1,705.1	1,958.2
Loss on sale of assets/assets written off and others (net)		253.5	16,521.5	9,748.8	5,523.1
(Gain) on sale/loss on fair valuation of available-for-sale investments (net)		(15.5)	(1,011.2)	(1,261.0)	(8,042.2)
Gain on fair value of below market interest loans		(0.9)	(60.2)	(465.2)	(505.0)
Foreign exchange (gain)/loss (net)		7.2	467.8	(2,291.1)	1,758.2
Income tax expense		21.2	1,382.5	1,674.5	(198.8)
Interest expense		270.8	17,650.5	15,901.5	14,955.5
Interest income		(60.2)	(3,926.0)	(1,846.5)	(2,637.8)
Dividend income and income on mutual funds		(161.8)	(10,546.9)	(6,765.0)	(10,617.1)
Provision for impairment of investment in a subsidiary		—	—	1,231.7	—

Cash flows from operating activities before changes in following assets and liabilities		515.3	33,587.1	(4,042.2)	32,062.3
Trade receivables		(187.0)	(12,187.7)	(2,023.6)	(7,040.5)
Finance receivables		—	0.4	(27.7)	205.7
Other financial assets		(171.9)	(11,202.3)	(800.7)	(174.3)
Other current assets		59.6	3,883.0	(2,521.2)	(2,019.7)
Inventories		(43.0)	(2,803.7)	(5,714.3)	(2,288.3)
Other non-current assets		6.6	430.0	119.7	1,149.8
Accounts payable		422.0	27,495.7	18,628.5	3,578.8
Acceptances		66.8	4,352.9	4,920.1	(632.5)
Other current liabilities		(9.7)	(632.3)	1,651.3	3,720.2
Other financial liabilities		(122.6)	(7,992.3)	4,106.4	(3,287.8)
Other non-current liabilities		(13.0)	(849.0)	(324.8)	817.4
Provisions		82.4	5,370.3	780.7	1,173.5

Cash generated from operations		605.5	39,452.1	14,752.2	27,264.6
Income tax paid (net)		(1.9)	(126.0)	(937.5)	(235.0)

Net cash provided by operating activities		603.6	39,326.1	13,814.7	27,029.6

Cash flows from investing activities:
Investments in Mutual Fund (purchased)/sold (net)		151.3	9,861.1	(5,374.0)	(16,690.2)
Investments in subsidiary companies		(46.0)	(3,000.0)	(1,390.8)	(599.8)
Investments in joint ventures		(0.4)	(25.0)	—	—
Purchase of available-for-sale investments		(6.4)	(416.3)	—	—
Advance towards investments in subsidiary companies		—	—	—	(731.1)
Loans to subsidiaries and equity accounted investees		—	—	(0.7)	(779.7)
Loans to others		—	—	—	(7.5)
Proceeds from sale of investments in subsidiary companies		—	—	—	7,469.0
Proceeds from sale of investments in other companies		—	—	—	850.5
Repayment of loans by joint operation		—	—	1,325.0	—
Repayment of loans by others		—	—	7.5	—
Deposits with banks/financial institutions	US$	(92.4)	Rs.(6,025.4)	Rs.—	Rs.(21,955.0)
Realization of deposits with banks/financial institutions		83.7	5,453.3	1,140.0	21,255.6
Deposit of margin money and other restricted deposits		(25.5)	(1,661.3)	(1,147.1)	(55,112.9)
Realization of margin money and other restricted deposits		11.1	723.8	2,650.0	53,537.4
(Increase)/decrease in short term inter-corporate deposits		9.2	600.0	200.0	(350.0)
Interest received		60.4	3,934.5	2,561.1	2,539.0
Dividend received		161.8	10,546.9	6,765.0	10,424.6
Payments for property, plant and equipment		(193.6)	(12,608.7)	(18,728.3)	(16,876.3)
Proceeds from sale of property, plant and equipment		4.3	278.4	154.1	344.2
Payments for intangible assets		(221.6)	(14,438.8)	(15,541.6)	(15,960.0)

Net cash used in investing activities		(104.1)	(6,777.5)	(27,379.8)	(32,642.2)

Cash flows from financing activities:
Proceeds from issuance of shares		—	0.0*	45.5	74,332.2
Dividends paid (including dividend distribution tax)		(0.4)	(27.5)	(730.0)	—
Interest paid		(325.1)	(21,188.7)	(19,575.9)	(20,859.1)
Proceeds from issuance of short-term debt		559.2	36,447.0	66,166.7	31,182.5
Repayment of short-term debt		(1,046.9)	(68,232.8)	(32,984.4)	(49,569.1)
Net change in other short-term debt (with maturity up to three months)		210.0	13,689.4	(16,472.8)	(26,376.2)
Proceeds from issuance of long-term debt		248.8	16,218.0	40,705.2	4,684.5
Repayments of long-term debt		(90.1)	(5,871.0)	(25,962.2)	(14,183.5)

Net cash provided by/(used in) financing activities		(444.5)	(28,965.6)	11,192.1	(788.7)

Net change in cash and cash equivalents		55.0	3,583.0	(2,373.0)	(6,401.3)
Effect of foreign exchange on cash and cash equivalents		—	(1.6)	(13.8)	7.3
Cash and cash equivalents, beginning of the year		28.9	1,883.9	4,270.7	10,664.7

Cash and cash equivalents, end of the year	US$	83.9	Rs. 5,465.3	Rs.1,883.9	Rs.4,270.7

Non-cash transactions:
Liability towards property, plant and equipment and intangible assets purchased on credit/deferred credit	US$	39.6	Rs.2,580.4	Rs.3,278.2	Rs.4,151.5
Increase / (decrease) in liabilities arising from financing activities on account of non-cash transactions :
Exchange differences	US$	3.9	Rs.256.6
Amortisation / EIR adjustments of prepaid borrowings	US$	2.1	Rs.137.3

*	Amount less than Rs. 50,000

D.	Supplementary information of Tata Motors Limited (“Parent Company”)

The Parent Company’s long-term debt consists of the following:

	As at March 31,
	2018		2018	2017
	(In millions)
Non-convertible debentures	US$	1,242.4	Rs.80,972.3	Rs.70,485.7
Buyers credit from banks at floating interest rate		230.2	15,000.0	15,190.7
Senior notes		745.4	48,583.0	48,263.4
Loan from banks/financial institution		114.8	7,478.7	6,565.1
Others		22.2	1,447.3	1,301.7

Total		2,355.0	153,481.3	141,806.6
Less: current portion		338.0	22,022.7	5,040.1

Long-term debt	US$	2,017.0	Rs.131,458.6	Rs.136,766.5

The table below provides details regarding the contractual maturities of long-term debt (including interest payment):

	As at March 31,
	2018		2018	2017
	(In millions)
Due in 1st Year	US$	499.2	Rs.32,535.8	Rs.15,416.0
Due in 2nd Year		306.2	19,959.8	26,534.1
Due in 3rd to 5th Year		1,632.4	106,388.7	101,586.7
Due after 5th Year		547.9	35,709.4	50,037.0

Total	US$	2,985.7	Rs.194,593.7	Rs.193,573.8

Notes to schedule 1

Schedule 1 has been provided pursuant to the requirements of Rule 12-04 (a) of Regulation S-X, which requires condensed financial information as to financial position, cash flows and results of operations of the Parent Company as of the same dates and for the same periods for which audited consolidated financial statements have been presented because restricted net assets of the consolidated subsidiaries exceed 25% of the consolidated net assets as at March 31, 2018.

As at March 31, 2018 and 2017, Rs. 429,855.1 million and Rs.407,920.8 million, respectively, of restricted net assets were not available for distribution.

Basis of preparation

The Condensed financial information of Tata Motors Ltd (Parent Company), has been prepared in accordance with International Financial Reporting Standards (Referred to as “IFRS”) as issued by International Accounting Standards Board (referred as “IASB”). The Company has used the same accounting policies as set out in the consolidated financial statements except that the parent company’s investments in subsidiaries, joint ventures and equity method investees were recorded at cost less any impairment.

Certain of the company’s activities, are conducted through joint operations, which are joint arrangements whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. As per IFRS -11 Joint arrangements, in its separate financial statements, the Company being joint operator has recognized its share of assets, liabilities, income and expenses of the joint operations incurred jointly with the other partners.

During the years ended March 31, 2018, 2017 and 2016, cash dividends amounting to Rs. 9,992.5 million, Rs.6,733.3 million and Rs.10,208.7 million were paid to the Parent Company by its subsidiaries and equity accounted investees, respectively.

E.	Subsequent Events

Effective April 30, 2018, the Company completed the merger of TML Drivelines Ltd, which is a wholly owned subsidiary of the Company, pursuant to a scheme of arrangement of merger, which will be accounted as a common control transaction in Fiscal 2019.